Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 7,794,487	$ 7,207,221	$ 5,918,340
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Depreciation Expense	1,589,671	1,500,000	1,500,000
Stock Option Compensation Expense		0	25,358
Discount Accretion and Premium Amortization, Net	5,290,316	5,705,663	5,678,074
Provisions for Loan Losses	375,000	925,000	300,000
Earnings on BOLI	(540,000)	(540,000)	(506,000)
BOLI death benefits	(138,609)	0	(654,133)
Gain on Sales of Loans	(1,728,741)	(1,250,530)	(1,179,837)
Loss (Gain) on Sales of Mortgage-Backed Securities (MBS)	139,390	(139,739)	(246,212)
Gain on Sales of Investment Securities	(958,443)	(204,185)	(248,469)
Gain (Loss) on Sale of Other Investments		(229,342)
Gain on Sales of OREO	(184,864)	(588,720)	(359,629)
Write Down on OREO	22,000	56,000	158,121
Amortization of Deferred Costs on Loans	202,684	110,036	159,284
Proceeds From Sale of Loans Held For Sale	61,466,054	46,595,060	43,156,408
Origination of Loans Held For Sale	(61,945,934)	(44,074,565)	(40,784,614)
Decrease (Increase) in Accrued Interest Receivable:
Loans	45,857	(190,026)	(29,213)
MBS	40,635	(2,849)	16,474
Investment Securities	242,347	(177,883)	(292,038)
(Decrease) Increase in Advance Payments By Borrowers	(50,923)	(11,256)	9,181
Other, Net	233,478	(177,273)	978,912
Net Cash Provided By Operating Activities	12,266,241	14,500,346	13,567,409
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities	1,000,000	2,000,000	1,000,000
Payments for Other Deposits	0	0	(600,005)
Purchase of MBS Available For Sale (AFS)	(106,828,636)	(55,486,020)	(63,945,253)
Proceeds from Maturities, Prepayments and Calls of MBS AFS	32,283,649	37,491,568	38,559,363
Purchase of MBS Held To Maturity (HTM)	0	(1,989,922)	(2,917,426)
Purchase of Investment Securities AFS	(83,980,247)	(57,280,900)	(95,561,763)
Proceeds from Payments and Maturities of Investment Securities AFS	35,243,895	31,024,291	24,035,102
Maturities of Investment Securities Held To Maturity	3,165,575	3,119,612	3,892,085
Proceeds from Sale of Investment Securities AFS	35,174,873	15,198,888	51,788,340
Payments to Acquire Held-to-maturity Securities	0	0	3,997,750
Proceeds From Sale of Mortgage-Backed Securities AFS	61,306,939	18,081,756	20,549,491
Redemption of Certificates of Deposits with Other Banks	250,005	750,000	1,095,000
Purchase of FHLB Stock	(11,907,800)	(5,717,400)	(7,019,800)
Redemption of FHLB Stock	11,575,300	6,445,300	6,864,400
Payment to Acquire Life Insurance Policy, Investing Activities	0	(1,900,000)	(2,000,000)
Proceeds from Life Insurance Policy	414,855	0	1,463,285
Increase in Loans Receivable	(22,007,081)	(42,300,871)	(33,002,340)
Proceeds from Sale of OREO	1,040,366	1,361,499	2,387,799
Purchase and Improvement of Premises and Equipment	(4,634,847)	(2,864,597)	(3,065,662)
Net Cash Used By Investing Activities	(47,903,154)	(52,066,796)	(60,475,134)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in Deposit Accounts	3,910,775	65,390,088	48,003,341
Proceeds from FHLB Advances	342,223,000	204,923,000	227,436,000
Repayment of FHLB Advances	(338,115,000)	(222,573,000)	(224,151,000)
Proceeds from (Repayments of) Notes Payable	(2,362,500)	(6,137,500)	(4,500,000)
Proceeds from (Repayments of) Other Debt	881,390	(608,732)	1,969,013
Repayments of Convertible Debt	0	0	(20,000)
Proceeds from Stock Options Exercised	0	10,310	176,175
Dividends to Common Stock Shareholders	(1,123,219)	(1,063,626)	(1,060,729)
Net Cash Provided By Financing Activities	35,467,314	39,952,736	47,852,800
Net (Decrease) Increase in Cash and Cash Equivalents	(169,599)	2,386,286	945,075
Cash and Cash Equivalents at Beginning of Year	12,705,910	10,319,624	9,374,549
Cash And Cash Equivalents At End Of Year	12,536,311	12,705,910	10,319,624
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	7,882,527	5,574,723	4,128,260
Income Taxes	1,764,541	1,521,811	1,667,673
Supplemental Schedule of Non Cash Transactions:
Transfers from Loans Receivable to OREO	832,800	435,550	580,748
Increase (Decrease) in Unrealized Gains on Securities AFS, Net of Taxes	$ 4,495,436	$ (3,571,122)	$ 1,752,036